9. Notes Payable (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 0	$ 796,233	$ 0	$ 796,233	$ 596,075	$ 119,961
Note Payable 1 [Member]
Debt interest rate	9.00%		9.00%		9.00%
Debt maturity date			Mar. 31, 2020		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares			3,000		3,000
Periodic payment frequency			monthly		monthly
Periodic payments			$ 10,000		$ 10,000
Note Payable 2 [Member]
Debt interest rate	9.00%		9.00%		9.00%
Debt maturity date			Mar. 31, 2020		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares			3,000		3,000
Periodic payment frequency			monthly		monthly
Periodic payments			$ 10,000		$ 10,000
Note Payable 3 [Member]
Debt interest rate	8.00%		8.00%		19.80%
Debt maturity date					Apr. 30, 2019
Note Payable 5 [Member]
Debt interest rate	1.00%		1.00%		8.00%
Debt maturity date					Dec. 31, 2023
Note Payable 6 [Member]
Debt maturity date					May 07, 2020
Stock issued in consideration for extending due date of note, shares					1,350,000
Periodic payments					$ 42,190